Stock-Based Compensation (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 21, 2022	Nov. 26, 2021	Sep. 30, 2005
Stock-Based Compensation [Line Items]
Shares issued	20,973	19,478
Stock option proceeds	$ 3,734,000	$ 113,000	$ 1,194,000
Compensation expense	21,659,000	27,255,000	$ 33,660,000
Unrecognized compensation costs	$ 1,000,000	$ 21,100,000
Shares granted	69,323	69,322	69,322	69,322
2005 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Options, vesting term	4 years
Vest term	10 years
Options, exercise term exception	except when granted to a holder who, at the time the option is granted, owns stock representing more than 10% of the voting power of all classes of stock of Newegg or any subsidiaries, in which case, the term of the option shall be no more than five years from the date of grant
Stock options, exercised	340,780	1,104,673	108,940
Stock option proceeds	$ 3,700,000	$ 100,000	$ 1,200,000
Exercise prices of per share	$ 10.95		$ 11
Total intrinsic value of stock options exercised	$ 27,500,000	11,300,000	$ 1,700,000
Unrecognized compensation costs	$ 0	$ 0
2005 Equity Incentive Plan [Member] | Cashless exercise [Member]
Stock-Based Compensation [Line Items]
Stock options, exercised	340,780	10,351	108,940
2005 Equity Incentive Plan [Member] | Stock Options [Member] | Selling, General and Administrative Expenses [Member]
Stock-Based Compensation [Line Items]
Compensation expense		$ 1,400,000	$ 3,100,000
2005 Equity Incentive Plan [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Shares issued							4,147,607
Exercise prices of per share		$ 11
2005 Equity Incentive Plan [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Exercise prices of per share		$ 5.4
2021 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Maximum share issuance						368,745
2021 Equity Incentive Plan [Member] | Restricted Stock Units [Member]
Stock-Based Compensation [Line Items]
Vest term	4 years
Shares granted	4,500	3,500
2021 Equity Incentive Plan [Member] | Restricted Stock Units [Member] | Selling, General and Administrative Expenses [Member]
Stock-Based Compensation [Line Items]
Compensation expense	$ 21,700,000	$ 25,900,000	$ 30,500,000
2021 Equity Incentive Plan [Member] | Performance Shares [Member]
Stock-Based Compensation [Line Items]
Vesting term, description	The vesting of each PRSU is based on financial performance tied to GMV. The vesting of PRSUs is determined at the end of each of the four-year performance periods. The payout can vary from zero to 100% based on actual results and performance goals may be adjusted by the Compensation Committee from time to time in its sole discretion.
2021 Equity Incentive Plan [Member] | Maximum [Member]
Stock-Based Compensation [Line Items]
Maximum share issuance					818,745
2021 Equity Incentive Plan [Member] | Minimum [Member]
Stock-Based Compensation [Line Items]
Maximum share issuance						368,745